Defined Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of funded status of defined benefit plan

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,205	$2,643
Service cost	63	40
Interest cost	133	149
Actuarial loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)	—

Benefit obligation - ending	3,317	3,205

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)	—

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,317)	$(3,205)

Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%

Schedule of benefit payments under defined benefit plan	At March 31, 2013, benefit payments expected to be paid under the plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$119
2015	135
2016	152
2017	167
2018	130
2019-2023	896

Periodic Pension Cost

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Service cost	$63	$40	$59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117	—	—

Net Periodic Pension Cost Included in Directors’ Compensation	$386	$229	$244

Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%

Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of funded status of defined benefit plan

The following table sets forth the funded status for the Former President’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$65	$58
Interest cost	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)

Benefit obligation - ending	59	65

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(59)	$(65)

Assumed discount rate	4.25%	4.50%

Schedule of benefit payments under defined benefit plan	At March 31, 2013, benefit payments expected to be paid under the Plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$5
2015	5
2016	5
2017	5
2018	5
2019-2023	23

Periodic Pension Cost

Net periodic pension (benefit) for the Plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)

Interest cost	$3	$3	$3
Net amortization and deferral	(6)	(6)	(7)

Net Periodic (Benefit)	$(3)	$(3)	$(4)

Assumed discount rate	4.50%	5.75%	6.25%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

Summary of effect of 1% change in assumed health cost

A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2013:

	1%
	Increase	Decrease
	(In Thousands)

Effect on total service and interest costs	$3	$3

Effect on post-retirement benefit obligation	$63	$55